INCOME PER SHARE - Computation of Basic And Diluted Net Income Per Share Attributable (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Numerator:
Net income attributable to the Company as reported	$ 79,396	$ 125,261	$ 107,161
Less: Earnings allocated to participating securities	(83)	0	0
Net income attributable to common stockholders - basic	79,313	125,261	107,161
Effect of Convertible Bond	93	562	264
Earnings allocated to participating securities	83	0	0
Earnings reallocated to participating securities considering potentially dilutive securities	(83)	0	0
Net income attributable to common stockholders - diluted	$ 79,406	$ 125,823	$ 107,425
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	60,478,717	60,456,524	60,434,019
Effect of dilutive securities
Convertible Bond	130,525	796,200	788,800
Restricted shares	0	21,160	25,746
Weighted average ordinary shares outstanding used in computing diluted income per share	60,609,242	61,273,884	61,248,565
Income per share – basic (in dollars per share)	$ 1.31	$ 2.07	$ 1.77
Income per share – diluted (in dollars per share)	$ 1.31	$ 2.05	$ 1.75